Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Mettler-Toledo, LLC Enhanced Retirement Savings Plan (the Plan) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan's provisions.
General

The Plan is a qualified defined contribution plan covering eligible employees of adopting units (wholly-owned subsidiaries) and a safe harbor 401(k)/401(m) plan under IRC 401(k)(12) and 401(m)(11). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Employees become eligible to participate in the Plan on the first day of a payroll period following the date the employee meets the eligibility requirements, as defined.

Mettler-Toledo, LLC (a wholly-owned subsidiary of Mettler-Toledo International Inc.) is both the Plan Sponsor and Administrator and is responsible for keeping accurate and complete records with regard to the Plan, informing participants of changes or amendments to the Plan, and ensuring that the Plan conforms to applicable laws and regulations. Vanguard Fiduciary Trust Company (VFTC) is the trustee and maintains the Plan assets.

Contributions

Each year, participants may contribute up to 60% of pretax annual compensation, as defined by the Plan. Participants who reach age 50 may elect to make catch-up contributions. Participants are automatically enrolled in the Plan at 3% unless another election is made by the participant. Participants may also contribute rollover contributions representing distributions from other qualified plans. Forfeitures may be used by the Plan Sponsor to reduce future contributions and/or to pay reasonable Plan expenses.

The Plan Sponsor contributes:

Safe Harbor Matching Contributions - 100% of the first 3% of each participant's deferred compensation and 50% of the next 3% of each participant's deferred compensation. All participants who make contributions are eligible for the matching contributions.

Discretionary Contributions - Employees become eligible on their one-year anniversary of employment. Participants must be employed on the last day of the Plan year to receive this discretionary contribution, with the exceptions of death, retirement, disability, or authorized leave.

Participant Accounts

Each participant’s account is credited with the contributions made to the Plan on behalf of the participant and adjusted for earnings and losses thereon. Allocations of Plan earnings and losses are based on the investment options selected by the participant and their related account balance and allocated to each participant’s account on a daily basis. The benefit to which a participant is entitled is the vested amount that is in such participant’s account at any given time.

Vesting

Participants are immediately vested in the Plan Sponsor's Safe Harbor Matching Contributions and the Plan Sponsor's Discretionary Contributions.

Investment Options

Upon enrollment in the Plan, a participant can direct employee and employer contributions in 1% increments among the various investment options offered through VFTC, or into a self-directed brokerage option. This is a self-directed program that allows participants to invest their account balances in mutual funds that are outside the current plan options. A participant may elect to transfer amounts between investment options as of any business day. Certain investment options offered within the VFTC may not be directly transferred to the self-directed brokerage option for a period of 90 days.

Company Stock Fund

The Plan invests in an employer stock fund consisting of Mettler-Toledo International Inc. Common Stock (Company Stock). The fund may also hold cash or cash equivalents as necessary to satisfy obligations of the fund.
Payment of Benefits
A participant's vested account may be distributed upon retirement, termination, disability or death. Distributions are made in lump-sum or equal annual installments not to exceed the employee's life expectancy. Upon death, the remaining balance shall be distributed in a lump sum within five years. Forfeitures, if any, are used to reduce the Plan Sponsor's contributions or pay Plan expenses. Participants may make a withdrawal during employment due to hardship as well as other allowable situations defined in the Plan document. Hardship withdrawals must meet the criteria for hardship under Section 401(k) of the Internal Revenue Code (IRC).